BENEFIT PLANS - Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017
Change in plan assets [Roll Forward]
Defined benefit plan, accumulated benefit obligation	$ 382,517
Net funded status relating to defined benefit plans [Abstract]
Long-term defined benefit plan obligations	(84,106)	$ (93,849)
Cablevision Defined Benefit Plans
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	403,963
Interest cost	14,077
Actuarial (gain) loss	(11,429)
Curtailments	3,968
Benefits paid	(28,062)
Projected benefit obligation at end of year	382,517
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	297,846
Actual return (loss) on plan assets, net	5,829
Employer contributions	8,505
Benefits paid	(28,062)
Fair value of plan assets at end of year	284,118
Unfunded status at end of year	(98,399)
Net funded status relating to defined benefit plans [Abstract]
Defined Benefit Plans	(98,399)
Long-term defined benefit plan obligations	(84,106)
Components of net periodic benefit cost [Abstract]
Interest cost	6,946
Expected return on plan assets, net	(4,022)
Curtailment loss	231
Settlement loss (reclassified from accumulated other comprehensive loss)	(154)
Net periodic benefit cost	$ 3,001
CSC Supplemental Benefit Plan
Cablevision Defined Benefit Plans [Abstract]
Vesting percentage (in hundredths)	100.00%
Excess Cash Balance Plan and CSC Supplemental Benefit Plan
Net funded status relating to defined benefit plans [Abstract]
Less: Current portion related to nonqualified plans	$ 14,293